SIGNIFICANT ACCOUNTING POLICIES (Tables)	12 Months Ended
May 31, 2012
Changes in Allowance for Doubtful Accounts	Changes in the allowance for doubtful accounts were as follows:

	As of May 31,
	2011	2012
	US$	US$

Beginning balance	69	60
Charge during the year	47	52
Written-off	(56)	(64)

Ending balance	60	48

Estimated Useful Lives of Assets

Depreciation and amortization is calculated on a straight line basis over the following estimated economic lives:

Buildings	20-50 years
Transportation equipment	10 years
Furniture and education equipment	5 years
Computer equipment and software	3 years
Leasehold improvements	Shorter of the lease term or estimated economic life

Estimated Economic Lives of Intangible Assets	The weighted average amortization periods by major intangible assets class are as follows:

Trademark	10 years
License	20 years
Courseware	1 year

Financial Assets and Liabilities or Nonfinancial Assets and Liabilities Measured at Fair Value on Recurring Basis

The Group had the following financial assets and liabilities or nonfinancial assets and liabilities that were measured at fair value on a recurring basis as of May 31, 2011:

	May 31, 2011
	Level 1	Level 2	Level 3	Total
	US$	US$	US$	US$

Liabilities:
Contingent consideration for acquisition of Newave	—	—	4,243	4,243

Total	—	—	4,243	4,243